CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Operating activities:
Net income (loss) attributable to Origin Agritech Limited	$ (1,550)	(9,527)	7,494	(1,434)
Adjustments to reconcile net income(loss) to net cash provided by operating activities:
Depreciation and amortization	4,636	28,524	28,164	19,541
Loss (gain) on disposal of plant and equipment	153	943	(4,505)	1,401
Gain on disposal of a land use right	0	0	0	(825)
Loss on liquidation of a subsidiary	0	0	0	1,814
Loss on disposal of a subsidiary	427	2,623	0	0
Loss on disposal of an equity method investment	244	1,498	0	0
Additions	2	15	5,358	4,038
Provision for inventories	3,574	21,984	38,561	27,453
Deferred income tax assets	0	0	1,755	1,273
Non-controlling interests	(100)	(613)	1,818	(1,351)
Share-based compensation expense	215	1,324	1,893	3,327
Share of net (income)loss of equity method investments	126	776	(5,161)	(4,030)
Changes in operating assets and liabilities:
Accounts receivable, net	149	914	(242)	(4,486)
Due from related parties	114	702	(1,318)	3,101
Advances to growers	6,130	37,714	29,721	(9,571)
Advances to suppliers	(1,298)	(7,983)	(27)	4,616
Inventories	(10,979)	(67,541)	(226,828)	(102,230)
Income tax recoverable	181	1,114	996	(4)
Other current assets	296	1,824	9,574	48,648
Other assets	1,178	7,247	3,135	14,394
Accounts payable	(11)	(65)	(441)	(709)
Due to growers	(3,240)	(19,933)	33,571	(3,643)
Due to related parties	1,655	10,181	(1,239)	1,041
Advances from customers	(7,627)	(46,926)	(63,473)	37,111
Income tax payable	(6,349)	(39,060)	0	0
Deferred revenues	(494)	(3,040)	(1,174)	3,431
Other long-term liabilities	(224)	(1,380)	(780)	21,810
Other payables and accrued expenses	(1,130)	(6,954)	(2,961)	17,997
Net cash provided by (used in) operating activities	(13,921)	(85,639)	(146,109)	82,713
Investing activities:
Proceeds from disposal of equity investment	146	900	0	0
Dividends received	488	3,000	2,700	2,100
Proceeds from disposal of a subsidiary, net of cash disposed	1,947	11,980	0	0
Purchase of plant and equipment	(1,707)	(10,502)	(63,282)	(104,214)
Proceeds from disposal of land use right	0	0	0	1,140
Proceeds from disposal of plant and equipment	1,004	6,174	7,875	5,495
Deposits for purchase of acquired technology and land use rights	0	0	(5,781)	0
Deposits for purchase of plant and equipment	0	0	(5,470)	(43,874)
Purchase of land use rights	(109)	(673)	(1,829)	(431)
Purchase of intangible assets	(1,859)	(11,440)	(2,492)	(3,599)
Net cash used in investing activities	(90)	(561)	(68,279)	(143,383)
Financing activities:
Restricted cash	(215)	(1,320)	(14,350)	0
Proceeds from short-term borrowings	49,574	305,000	274,000	105,000
Repayment of short-term borrowings	(46,323)	(285,000)	(99,000)	(90,000)
Proceeds from long-term borrowings	0	0	37,319	39,000
Repayment of long-term borrowings	(2,682)	(16,500)	0	0
Repurchase of common stock	(290)	(1,786)	(6,282)	0
Capital injection from a non-controlling shareholder	0	0	0	29,400
Net cash provided by financing activities	64	394	191,687	83,400
Net increase (decrease) in cash and cash equivalents	(13,947)	(85,806)	(22,701)	22,730
Cash and cash equivalents, beginning of year	21,451	131,978	152,789	129,942
Effect of exchange rate changes on cash and cash equivalents	16	96	1,890	117
Cash and cash equivalents, end of year	7,520	46,268	131,978	152,789
Supplemental disclosures of cash flow information:
Refund of income taxes	95	586	0	0
Income taxes paid	24	148	1,711	589
Interest paid, net of interest capitalized	3,209	19,743	11,326	4,029
Supplemental disclosure of non-cash investing activities:
Disposal of assets in lieu of payment for liabilities	0	0	0	1,814
Proceeds from disposal of equity investment	$ 146	900	0	0